Document And Entity Information	Jul. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2023
Entity Registrant Name	Vantage Drilling International
Entity Central Index Key	0001465872
Entity Emerging Growth Company	false
Securities Act File Number	333-159299
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1372204
Entity Address, Address Line One	c/o Vantage Energy Services, Inc.
Entity Address, Address Line Two	777 Post Oak Boulevard
Entity Address, Address Line Three	Suite 440
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(281)
Local Phone Number	404-4700
Entity Information, Former Legal or Registered Name	(Not applicable)
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
No Trading Symbol Flag	true
Security Exchange Name	NONE